Note 14 Securitized loans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Securitized loans [Line Items]
Securitized mortgage assets	€ 17,408	€ 19,537	€ 20,406
Other securitized assets	8,662	8,702	8,493
Total securitized loans	€ 26,070	€ 28,239	€ 28,899